Interest-bearing liabilities (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 EUR (€)	Jan. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)
Borrowings information
Carrying amount	€ 4,653		€ 4,653	€ 5,576
Fair value gains related to fair value hedge accounting	166		166	224
Fair value adjustments related to discontinued fair value hedge			203	235
1.00% Senior Notes
Borrowings information
Nominal	€ 350		€ 350
Interest rate (as percentage)	1.00%	1.00%	1.00%		1.00%
Carrying amount				350
Repayments of bonds, notes and debentures		€ 350
3.375% Senior Notes
Borrowings information
Nominal | $					$ 500
Interest rate (as percentage)	3.375%		3.375%		3.375%
Carrying amount				417
Repayments of bonds, notes and debentures	€ 500
2.00% Senior Notes, due March 2024
Borrowings information
Nominal	€ 750		€ 750
Interest rate (as percentage)	2.00%		2.00%		2.00%
Carrying amount	€ 759		€ 759	762
EIB R&D Loan Facility
Borrowings information
Nominal	500		500
Carrying amount	500		500	500
NIB R&D Loan Facility
Borrowings information
Nominal	250		250
Carrying amount	250		250	250
2.375% Senior Notes(1)
Borrowings information
Nominal	€ 500		€ 500
Interest rate (as percentage)	2.375%		2.375%		2.375%
Carrying amount	€ 497		€ 497	497
2.00% Senior Notes, due March 2026
Borrowings information
Nominal	€ 750		€ 750
Interest rate (as percentage)	2.00%		2.00%		2.00%
Carrying amount	€ 760		€ 760	762
4.375% Senior Notes
Borrowings information
Nominal | $					$ 500
Interest rate (as percentage)	4.375%		4.375%		4.375%
Carrying amount	€ 464		€ 464	448
6.50% Senior Notes
Borrowings information
Nominal | $					$ 74
Interest rate (as percentage)	6.50%		6.50%		6.50%
Carrying amount	€ 66		€ 66	61
3.125% Senior Notes(1)
Borrowings information
Nominal	€ 500		€ 500
Interest rate (as percentage)	3.125%		3.125%		3.125%
Carrying amount	€ 497		€ 497	497
6.45% Senior Notes
Borrowings information
Nominal | $					$ 206
Interest rate (as percentage)	6.45%		6.45%		6.45%
Carrying amount	€ 183		€ 183	169
6.625% Senior Notes
Borrowings information
Nominal | $					$ 500
Interest rate (as percentage)	6.625%		6.625%		6.625%
Carrying amount	€ 553		€ 553	541
Nokia Corporation and various subsidiaries Other liabilities
Borrowings information
Carrying amount	124		124	322
Credit facilities and funding program
Borrowings information
Carrying amount	2,500		2,500	2,850
Revolving Credit Facility
Borrowings information
Nominal	1,500		1,500
Finnish Commercial Paper Programme
Borrowings information
Nominal	750		750
Euro-Commercial Paper Programme [Member]
Borrowings information
Nominal	1,500		1,500
Euro Medium-Term Note Programme [Member]
Borrowings information
Nominal	5,000		5,000
Carrying amount	€ 2,500		€ 2,500	€ 2,850